Performance Management	Apr. 29, 2026
INVESCO Global Core Equity Fund | INVESCO Global Core Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Best Quarter	June 30, 2020	21.37%
Worst Quarter	March 31, 2020	-25.61%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.37%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(25.61%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	12/29/2000	8.93%	6.82%	8.08%
Return After Taxes on Distributions		6.51	5.12	6.32
Return After Taxes on Distributions and Sale of Fund Shares		6.63	4.84	5.99

Class C	12/29/2000	13.43	7.25	8.05

Class R	5/23/2011	14.97	7.77	8.43

Class Y	10/3/2008	15.60	8.30	8.97

Class R5	10/25/2005	15.57	8.34	9.00

Class R6	4/4/2017	15.70	8.42	9.00 [1]

MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		21.09	12.15	12.17

1
Performance includes returns of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
Invesco Global Small Cap Equity Fund | Invesco Global Small Cap Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. For periods prior to August 22, 2025, performance shown is that of the Fund using its previous investment strategy. Therefore, the past performance shown for periods prior to August 22, 2025, may have differed had the Fund’s current investment strategy been in effect. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. For periods prior to August 22, 2025, performance shown is that of the Fund using its previous investment strategy. Therefore, the past performance shown for periods prior to August 22, 2025, may have differed had the Fund’s current investment strategy been in effect. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order).
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Best Quarter	December 31, 2022	22.67%
Worst Quarter	March 31, 2020	-25.49%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	22.67%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(25.49%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	8/31/2000	15.29%	7.08%	7.70%
Return After Taxes on Distributions		7.97	4.34	5.85
Return After Taxes on Distributions and Sale of Fund Shares		13.94	5.29	6.01

Class C	8/31/2000	20.25	7.48	7.67

Class Y	10/3/2008	22.43	8.58	8.59

Class R6	4/4/2017	22.51	8.69	8.64 [1]

MSCI ACWI Small Cap Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		19.72	7.29	9.32

MSCI Europe Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)[2]		35.41	10.30	8.52

MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)[2]		22.34	11.19	11.72

1
Performance includes returns of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
2
Effective August 22, 2025, the Fund changed its broad-based securities market benchmark from the MSCI Europe Index (Net) to the MSCI ACWI Index (Net) to better align with the Fund's current strategy and global exposure.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
Invesco International Small Company Fund | Invesco International Small Company Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order).
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Best Quarter	June 30, 2025	20.56%
Worst Quarter	March 31, 2020	-28.65%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.56%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(28.65%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	8/31/2000	18.90%	6.77%	7.89%
Return After Taxes on Distributions		15.45	5.64	6.79
Return After Taxes on Distributions and Sale of Fund Shares		13.69	5.32	6.29

Class C	8/31/2000	23.90	7.18	7.85

Class Y	10/3/2008	26.22	8.27	8.78

Class R5	10/25/2005	26.31	8.45	8.94

Class R6	9/24/2012	26.42	8.52	9.01

MSCI ACWI ex USA Small Cap Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		29.26	6.91	8.13

MSCI ACWI ex-USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		32.39	7.91	8.41

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
INVESCO Small Cap Equity Fund | INVESCO Small Cap Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order).
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Best Quarter	June 30, 2020	29.73%
Worst Quarter	March 31, 2020	-28.96%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	29.73%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(28.96%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	8/31/2000	1.86%	5.80%	8.65%
Return After Taxes on Distributions		-0.22	3.91	6.58
Return After Taxes on Distributions and Sale of Fund Shares		2.58	4.27	6.50

Class C	8/31/2000	6.06	6.21	8.61

Class R	6/3/2002	7.54	6.73	8.99

Class Y	10/3/2008	8.12	7.27	9.54

Class R5	4/29/2005	8.15	7.38	9.69

Class R6	9/24/2012	8.31	7.47	9.78

Russell 2000® Index (reflects no deduction for fees, expenses or taxes)		12.81	6.09	9.62

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		17.88	14.42	14.82

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us